Annual Operating Expenses - VIPDynamicCapitalAppreciationPortfolio-InvestorPRO - VIPDynamicCapitalAppreciationPortfolio-InvestorPRO - VIP Dynamic Capital Appreciation Portfolio - VIP Dynamic Capital Appreciation Portfolio - Investor Class
	Apr. 30, 2025
Operating Expenses:
Management fee	0.66%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[1]
Total annual operating expenses	0.70%

[1]	A Adjusted to reflect current fees.